Accrued Expenses and Other Current Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following for the periods below (in thousands):

	September 30, 2026	December 31, 2025
Professional expenses	$28	$296
Utilities	$46	46
Deferred financing costs	$2,290	787
Legal	$62	67
Employee compensation	$483	131
Other	$396	275
Total accrued expenses and other current liabilities	$3,305	$1,602

Accrued expenses and other current liabilities consisted of the following for the periods below (in thousands):

	As of December 31,
	2025	2024
Professional expenses	$296	$108
Utilities	46	95
Deferred financing costs	787	100
Legal	67	84
Employee Compensation	131	20
Other	275	134
Total accrued expenses and other current liabilities	$1,602	$541